Interest in other entities - Subsidiaries (Details) - subsidiary	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Australia and United States
Disclosure of subsidiaries [line items]
Number of subsidiaries	14
Nabors Transition Energy Corp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
NWQHPP Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Solar Methanol 1 Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Solar Aurora Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Solar 1 Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Solar Consulting Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Employee Shareholdings Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Intermediate HoldCo Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Australia HoldCo Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
HyFuel Solar Refinery Pty Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Renewables HoldCo Corp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast Renewables Management Services LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Vast US Projects HoldCo Corp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
El Paso ProjectCo LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%